Convertible Notes Payable, Related Parties (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Debt conversion total discounts	$ 14,666		$ 66,090	$ 1,286,021
Interest expense to amortize debt discount	598	88,485	260,520	846,536
Interest on convertible notes payable		80,761
Related Party [Member]
Debt conversion total discounts	2,034
Interest expense to amortize debt discount	28,146
Interest on convertible notes payable		$ 2,192	3,696	6,999
Chief Financial Officer [Member]
Debt conversion total discounts			19,054
Controller [Member]
Debt conversion total discounts			$ 19,961
Interest expense to amortize debt discount				$ 19,004